Schedule of segment reporting information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue	$ 18,104	$ 19,849	$ 21,938
Cost of sales	(13,559)	(13,247)	(17,138)
Gross profit (loss)	4,545	6,602	4,800
Operating expense
Exploration expense	(4,604)	(2,303)	(2,608)
Repair and maintenance	(658)
Administrative expenses	(5,889)	(5,155)	(10,578)
Depreciation expense	(538)	(456)	(466)
Impairment of mineral properties	(1,489)		(1,996)
Share-based payments	(362)	(382)	(127)
Interest expense	(1,436)	(2,100)	(2,131)
Total operating expense	(14,976)	(10,396)	(17,906)
Other income/(expense)
Interest income	221	125	191
Gain/(loss) on foreign exchange	(224)	(785)	481
Accretion expense	(66)	(13)	(35)
Write-down of other receivables	(2,323)
Other expenses	1,380	2,155
Total other income/(expense)	(1,012)	1,482	637
Income/(loss) – before income tax	(11,443)	(2,312)	(12,469)
Income tax/(benefit)	177	(2,069)	115
Net income/(loss)	(11,266)	(4,381)	(12,354)
Assets	57,739	60,068
Liabilities	40,043	38,663
Lomada Project [Member]
IfrsStatementLineItems [Line Items]
Revenue	4,177	6,482	4,750
Cost of sales	(6,422)	(4,391)	(3,765)
Gross profit (loss)	(2,245)	2,091	985
Operating expense
Exploration expense
Repair and maintenance
Administrative expenses	(808)		(2,860)
Depreciation expense
Impairment of mineral properties	(989)
Share-based payments
Interest expense
Total operating expense	(1,797)		(2,860)
Other income/(expense)
Interest income
Gain/(loss) on foreign exchange
Accretion expense	(32)	(6)	(7)
Write-down of other receivables
Other expenses
Total other income/(expense)	(32)	(6)	(7)
Income/(loss) – before income tax	(4,074)	2,085	(1,882)
Income tax/(benefit)
Net income/(loss)	(4,074)	2,085	(1,882)
Cap-Oeste Project [Member]
IfrsStatementLineItems [Line Items]
Revenue	13,927	12,417	14,903
Cost of sales	(7,137)	(6,589)	(11,828)
Gross profit (loss)	6,790	5,828	3,075
Operating expense
Exploration expense
Repair and maintenance
Administrative expenses	(464)	(495)	(596)
Depreciation expense
Impairment of mineral properties
Share-based payments
Interest expense
Total operating expense	(464)	(495)	(596)
Other income/(expense)
Interest income
Gain/(loss) on foreign exchange
Accretion expense	(11)	(3)	(12)
Write-down of other receivables
Other expenses
Total other income/(expense)	(11)	(3)	(12)
Income/(loss) – before income tax	6,315	5,330	2,467
Income tax/(benefit)
Net income/(loss)	6,315	5,330	2,467
Calcatreu Project [Member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of sales
Gross profit (loss)
Operating expense
Exploration expense	(1,576)	(884)	(1,300)
Repair and maintenance
Administrative expenses	(359)	(217)	(279)
Depreciation expense	(22)	(18)	(17)
Impairment of mineral properties
Share-based payments
Interest expense	(12)	(1)
Total operating expense	(1,969)	(1,120)	(1,596)
Other income/(expense)
Interest income	1	1	34
Gain/(loss) on foreign exchange	(106)	713	(10)
Accretion expense
Write-down of other receivables
Other expenses	1,380	(297)
Total other income/(expense)	1,275	417	24
Income/(loss) – before income tax	(694)	(703)	(1,572)
Income tax/(benefit)	(172)	138	(869)
Net income/(loss)	(866)	(565)	(2,441)
Martha and La Josefina Projects [Member]
IfrsStatementLineItems [Line Items]
Revenue		950	2,285
Cost of sales		(2,267)	(1,545)
Gross profit (loss)		(1,317)	740
Operating expense
Exploration expense	(91)	(83)	(321)
Repair and maintenance	(658)
Administrative expenses			(871)
Depreciation expense			(115)
Impairment of mineral properties
Share-based payments
Interest expense
Total operating expense	(749)	(83)	(1,307)
Other income/(expense)
Interest income
Gain/(loss) on foreign exchange			1,714
Accretion expense	(23)	(4)	(16)
Write-down of other receivables
Other expenses
Total other income/(expense)	(23)	(4)	1,698
Income/(loss) – before income tax	(772)	(1,404)	1,131
Income tax/(benefit)	(387)		(2,030)
Net income/(loss)	(1,159)	(1,404)	(899)
Argentina Uruguay and Chile [Member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of sales
Gross profit (loss)
Operating expense
Exploration expense	(2,937)	(1,336)	(987)
Repair and maintenance
Administrative expenses	(3,143)	(2,946)	(4,232)
Depreciation expense	(416)	(338)	(234)
Impairment of mineral properties	(500)
Share-based payments
Interest expense	(652)	(318)	(765)
Total operating expense	(7,648)	(4,938)	(6,218)
Other income/(expense)
Interest income	220	124	157
Gain/(loss) on foreign exchange	(255)	(1,159)	(1,082)
Accretion expense
Write-down of other receivables	(2,323)
Other expenses		2,452
Total other income/(expense)	(2,358)	1,417	(925)
Income/(loss) – before income tax	(10,006)	(3,521)	(7,143)
Income tax/(benefit)	736	(2,207)	3,014
Net income/(loss)	(9,270)	(5,728)	(4,129)
Uk [Member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of sales
Gross profit (loss)
Operating expense
Exploration expense
Repair and maintenance
Administrative expenses	(185)	(212)	(1,433)
Depreciation expense	(100)	(100)	(100)
Impairment of mineral properties			(1,996)
Share-based payments			(40)
Interest expense	(461)	(610)	(782)
Total operating expense	(746)	(922)	(4,351)
Other income/(expense)
Interest income
Gain/(loss) on foreign exchange	114	(369)	(467)
Accretion expense
Write-down of other receivables
Other expenses
Total other income/(expense)	114	(369)	(467)
Income/(loss) – before income tax	(632)	(1,291)	(4,818)
Income tax/(benefit)
Net income/(loss)	(632)	(1,291)	(4,818)
North America [Member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of sales
Gross profit (loss)
Operating expense
Exploration expense
Repair and maintenance
Administrative expenses	(930)	(1,285)	(307)
Depreciation expense
Impairment of mineral properties
Share-based payments	(362)	(382)	(87)
Interest expense	(311)	(1,171)	(584)
Total operating expense	(1,603)	(2,838)	(978)
Other income/(expense)
Interest income
Gain/(loss) on foreign exchange	23	30	326
Accretion expense
Write-down of other receivables
Other expenses
Total other income/(expense)	23	30	326
Income/(loss) – before income tax	(1,580)	(2,808)	(652)
Income tax/(benefit)
Net income/(loss)	(1,580)	(2,808)	$ (652)
Assets	4,098	4,145
Liabilities	7,743	9,154
Argentina - Cap Oeste [Member]
Other income/(expense)
Assets	12,263	14,585
Liabilities	2,080	1,880
Argentina - Lomada [Member]
Other income/(expense)
Assets	7,038	4,616
Liabilities	4,899	3,808
Argentina - Calcatreu [Member]
Other income/(expense)
Assets	15,977	15,343
Liabilities	1,019	490
Argentina - Martha & La Josefina [Member]
Other income/(expense)
Assets	12,086	12,704
Liabilities	4,994	2,298
Argentina and Chile [Member]
Other income/(expense)
Assets	6,139	8,553
Liabilities	7,439	5,355
United Kingdom [Member]
Other income/(expense)
Assets	138	122
Liabilities	$ 11,869	$ 15,678